Item 1. Schedule of Investments:

----------------------------------------------------

The Putnam Fund for Growth and Income
The fund's portfolio
7/31/05 (Unaudited)
	-
COMMON STOCKS (99.2%)(a)
		Shares	Value

Aerospace and Defense (3.4%)

Boeing Co. (The)		2,898,900	$191,356,389
Lockheed Martin Corp.		4,703,700	293,510,880
United Technologies Corp.		1,779,600	90,225,720

			575,092,989

Airlines (0.2%)

Southwest Airlines Co. (S)		1,922,700	27,283,113

Automotive (0.5%)

BorgWarner, Inc.		39,300	2,286,081
Lear Corp. (S)		1,950,500	83,422,885

			85,708,966

Banking (7.5%)

Bank of America Corp. (S)		13,287,000	579,313,200
Bank of New York Co., Inc. (The)		74,800	2,302,344
Commerce Bancorp, Inc. (S)		556,800	18,892,224
PNC Financial Services Group (S)		34,900	1,913,218
State Street Corp. (S)		1,406,800	69,974,232
U.S. Bancorp		9,970,100	299,701,206
Wachovia Corp.		2,093,140	105,452,393
Wells Fargo & Co.		3,030,700	185,903,138

			1,263,451,955

Beverage (1.2%)

Coca-Cola Co. (The)		3,229,500	141,322,920
Coca-Cola Enterprises, Inc. (S)		2,051,000	48,198,500
PepsiCo, Inc.		163,200	8,899,296

			198,420,716

Building Materials (1.8%)

Masco Corp. (S)		7,125,100	241,612,141
Sherwin Williams Co.		1,414,300	67,334,823

			308,946,964

Cable Television (--%)

Comcast Corp. Class A (NON) (S)		152,700	4,692,471

Chemicals (2.3%)

Avery Dennison Corp. (S)		286,400	16,230,288
Dow Chemical Co. (The)		3,182,000	152,576,900
E.I. du Pont de Nemours & Co. (S)		1,675,200	71,497,536
Hercules, Inc. (NON) (S)		1,097,100	15,359,400
Huntsman Corp. (NON) (S)		1,705,405	39,718,882
PPG Industries, Inc.		1,478,324	96,135,410

			391,518,416

Commercial and Consumer Services (1.2%)

ARAMARK Corp. Class B (S)		99,800	2,778,432
Cendant Corp. (S)		8,565,900	182,967,624
IAC/InterActiveCorp. Class B (NON)		114,300	3,051,810
Paychex, Inc.		115,200	4,021,632

			192,819,498

Communications Equipment (0.4%)

Cisco Systems, Inc. (NON)		3,955,500	75,747,825

Computers (3.7%)

Hewlett-Packard Co. (S)		11,918,320	293,429,038
IBM Corp.		3,445,400	287,553,084
Sun Microsystems, Inc. (NON) (S)		10,089,300	38,742,912

			619,725,034

Conglomerates (5.0%)

General Electric Co.		13,836,900	477,373,050
Tyco International, Ltd.		12,212,400	372,111,828

			849,484,878

Consumer Finance (2.9%)

Capital One Financial Corp.		2,763,000	227,947,500
Countrywide Financial Corp. (S)		4,350,600	156,621,600
Providian Financial Corp. (NON)		5,300,900	100,187,010

			484,756,110

Consumer Goods (2.4%)

Avon Products, Inc.		1,120,000	36,635,200
Clorox Co.		46,800	2,613,780
Colgate-Palmolive Co.		55,700	2,948,758
Estee Lauder Cos., Inc. (The) Class A		102,000	3,992,280
Kimberly-Clark Corp. (S)		856,500	54,610,440
Procter & Gamble Co. (The) (S)		5,576,862	310,240,833

			411,041,291

Consumer Services (0.1%)

Service Corporation International		1,285,600	11,146,152

Containers (0.1%)

Owens-Illinois, Inc. (NON)		598,640	15,355,116

Electric Utilities (3.7%)

Dominion Resources, Inc. (S)		975,446	72,046,442
DPL, Inc.		105,900	2,922,840
Duke Energy Corp. (S)		113,300	3,346,882
Entergy Corp. (S)		1,260,505	98,243,760
Exelon Corp. (S)		2,447,602	130,995,659
FPL Group, Inc. (S)		1,188,992	51,269,335
Great Plains Energy, Inc. (S)		354,000	11,490,840
PG&E Corp.		5,846,200	219,992,506
Sierra Pacific Resources (NON) (S)		2,286,400	29,677,472
Wisconsin Energy Corp.		86,700	3,481,005

			623,466,741

Electronics (2.0%)

Intel Corp.		5,504,400	149,389,416
Motorola, Inc.		7,959,600	168,584,328
Solectron Corp. (NON)		3,491,210	13,406,246

			331,379,990

Energy (--%)

Cooper Cameron Corp. (NON)		25,600	1,817,088
Pride International, Inc. (NON)		60,000	1,561,200

			3,378,288

Financial (6.1%)

Citigroup, Inc.		12,814,700	557,439,450
Fannie Mae		4,105,200	229,316,472
Freddie Mac (S)		2,914,500	184,429,560
MGIC Investment Corp.		202,000	13,853,160
PMI Group, Inc. (The) (S)		494,900	20,266,155
Radian Group, Inc.		290,000	14,958,200

			1,020,262,997

Food (1.2%)

General Mills, Inc. (S)		2,571,000	121,865,400
Tyson Foods, Inc. Class A (S)		3,916,700	73,007,288

			194,872,688

Forest Products and Packaging (1.1%)

Smurfit-Stone Container Corp. (NON) (S)		1,142,200	13,854,886
Weyerhaeuser Co.		2,424,700	167,255,806

			181,110,692

Gaming & Lottery (0.1%)

GTECH Holdings Corp.		365,800	10,959,368

Health Care Services (3.8%)

AmerisourceBergen Corp. (S)		1,268,100	91,036,899
Cardinal Health, Inc.		2,599,200	154,860,336
CIGNA Corp.		1,282,700	136,928,225
Express Scripts, Inc. (NON)		1,303,400	68,167,820
HCA, Inc. (S)		1,336,400	65,817,700
Humana, Inc. (NON)		1,714,800	68,334,780
McKesson Corp. (S)		1,211,800	54,531,000

			639,676,760

Homebuilding (0.7%)

Lennar Corp. (S)		1,702,700	114,540,629
NVR, Inc. (NON)		3,720	3,489,360

			118,029,989

Household Furniture and Appliances (0.1%)

Whirlpool Corp. (S)		218,300	17,459,634

Insurance (7.5%)

ACE, Ltd. (Bermuda) (S)		5,863,500	270,952,335
American International Group, Inc.		5,702,600	343,296,520
Axis Capital Holdings, Ltd. (Bermuda) (S)		47,800	1,376,640
Berkshire Hathaway, Inc. Class B (NON) (S)		1,100	3,060,200
Chubb Corp. (The) (S)		1,482,000	131,631,240
Hartford Financial Services Group, Inc. (The) (S)		1,962,400	158,110,568
MetLife, Inc. (S)		3,360,600	165,139,884
Prudential Financial, Inc.		29,400	1,966,860
St. Paul Travelers Cos., Inc. (The) (S)		2,276,600	100,215,932
XL Capital, Ltd. Class A (Bermuda)		1,135,600	81,558,792

			1,257,308,971

Investment Banking/Brokerage (3.3%)

Goldman Sachs Group, Inc. (The) (S)		404,700	43,497,156
Lehman Brothers Holdings, Inc. (S)		1,713,400	180,129,742
Merrill Lynch & Co., Inc.		2,765,500	162,556,090
Morgan Stanley (S)		3,268,404	173,388,832

			559,571,820

Leisure (0.8%)

Brunswick Corp. (S)		2,954,300	137,552,208

Lodging/Tourism (0.2%)

Royal Caribbean Cruises, Ltd.		900,400	40,923,180

Machinery (0.8%)

Cummins, Inc.		522,600	44,650,944
Parker-Hannifin Corp. (S)		1,233,500	81,065,620

			125,716,564

Manufacturing (0.7%)

Ingersoll-Rand Co., Ltd. Class A (Bermuda) (S)		1,428,700	111,681,479

Media (0.9%)

Time Warner, Inc.		497,900	8,474,258
Walt Disney Co. (The)		5,863,400	150,337,576

			158,811,834

Medical Technology (0.4%)

Becton, Dickinson and Co.		1,050,900	58,188,333

Metals (1.4%)

Alcoa, Inc.		6,633,900	186,080,895
United States Steel Corp. (S)		1,157,800	49,380,170

			235,461,065

Natural Gas Utilities (0.4%)

Sempra Energy (S)		1,134,000	48,195,000
Southern Union Co. (NON)		722,189	18,372,488

			66,567,488

Oil & Gas (10.4%)

Amerada Hess Corp. (S)		1,439,200	169,624,112
Ashland, Inc.		58,100	3,570,245
ChevronTexaco Corp.		8,025,600	465,565,056
ConocoPhillips (S)		610,000	38,179,900
Devon Energy Corp.		1,520,800	85,301,672
ExxonMobil Corp. (S)		10,799,080	634,445,950
Marathon Oil Corp.		2,974,233	173,576,238
Sunoco, Inc. (S)		762,800	95,906,844
Unocal Corp.		1,212,700	78,643,595

			1,744,813,612

Pharmaceuticals (7.2%)

Abbott Laboratories		2,780,300	129,645,389
Bristol-Myers Squibb Co. (S)		144,100	3,599,618
Eli Lilly Co.		64,300	3,621,376
Johnson & Johnson		5,783,400	369,906,264
King Pharmaceuticals, Inc. (NON) (S)		1,011,900	11,282,685
Merck & Co., Inc.		109,700	3,407,282
Pfizer, Inc.		20,270,300	537,162,950
Wyeth		3,222,732	147,439,989

			1,206,065,553

Photography/Imaging (1.0%)

Xerox Corp. (NON) (S)		13,113,100	173,224,051

Publishing (0.2%)

McGraw-Hill Companies, Inc. (The)		64,200	2,953,842
R. R. Donnelley & Sons Co. (S)		839,000	30,245,950

			33,199,792

Railroads (1.0%)

Canadian National Railway Co. (Canada)		582,500	38,707,125
Norfolk Southern Corp.		3,345,200	124,474,892

			163,182,017

Real Estate (--%)

Health Care Property Investors, Inc. (R) (S)		160,900	4,482,674

Regional Bells (0.9%)

BellSouth Corp. (S)		153,000	4,222,800
SBC Communications, Inc. (S)		274,500	6,711,525
Verizon Communications, Inc.		4,390,600	150,290,238

			161,224,563

Restaurants (2.0%)

McDonald's Corp. (S)		10,949,800	341,305,266

Retail (4.7%)

AutoZone, Inc. (NON)		504,000	49,109,760
Best Buy Co., Inc.		1,921,800	147,209,880
Home Depot, Inc. (The)		4,319,200	187,928,392
Limited Brands, Inc. (S)		496,000	12,092,480
Lowe's Cos., Inc.		27,400	1,814,428
Nordstrom, Inc. (S)		1,235,200	45,714,752
Office Depot, Inc. (NON)		4,978,323	141,284,807
Rite Aid Corp. (NON) (S)		18,043,300	81,014,417
Sears Holdings Corp. (NON) (S)		165,900	25,586,757
Supervalu, Inc.		2,870,108	101,601,823

			793,357,496

Shipping (--%)

Yellow Roadway Corp. (NON)		55,100	2,915,341

Software (0.7%)

Oracle Corp. (NON)		8,425,500	114,418,290

Telecommunications (0.6%)

Sprint Corp. (FON Group) (S)		3,923,500	105,542,150

Tobacco (2.6%)

Altria Group, Inc.		6,351,200	425,276,353
Loews Corp. - Carolina Group		87,500	3,406,375
UST, Inc. (S)		73,200	3,368,664

			432,051,392

Total common stocks (cost $13,002,361,405)			$16,683,353,780

CONVERTIBLE PREFERRED STOCKS (0.2%)(a) (cost $36,037,771)
		Shares	Value

Ford Motor Company Capital Trust II $3.25 cum. cv. pfd. (S)		749,400	$31,287,450

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/Shares	Value

Putnam Prime Money Market Fund (e)		102,414,912	102,414,912
Interest in $562,000,000 joint repurchase agreement dated July 29, 2005 with Bank of America Securities, LLC due August 1, 2005 with respect to various U.S. Government obligations -- maturity value of $103,828,545 for an effective yield of 3.3% (collateralized by Fannie Mae and Freddie Mac securities with yields ranging from 5.0% to 5.5%, and due dates ranging from July 1, 2020 to June 1, 2035 , valued at $562,000,000)		$103,800,000	$103,800,000
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)		361,936,820	361,824,943

Total short-term investments (cost $568,039,855)			$568,039,855

TOTAL INVESTMENTS
Total investments (cost $13,606,439,031) (b)			$17,282,681,085

NOTES
(a)	Percentages indicated are based on net assets of $16,821,381,048.

(b)

The aggregate identified cost on a tax basis is $13,870,051,639, resulting in gross unrealized appreciation and depreciation of $3,766,883,492 and $354,254,046, respectively, or net unrealized appreciation of $3,412,629,446.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $352,831,160.  The fund received cash collateral of $361,824,943 which is pooled with collateral of other Putnam funds into 26 issues of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $1,545,801 for the period ended July 31, 2005.  During the period ended July, 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,646,088,345 and $1,615,407,394, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005